FAIR VALUE MEASUREMENTS (Tables)	11 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of gross holding gains and fair value of held-to-maturity securities

The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 are as follows:

		Amortized	Gross Holding
Held-To-Maturity	Level	Cost	Gain	Fair Value
U.S. Treasury Securities (Matured on 1/19/2021)	1	$414,279,198	$7,516	$414,286,714

Schedule of company's assets that are measured at fair value on a recurring basis

		December 31,
Description	Level	2020
Assets:
Investments held in Trust Account–U.S. Treasury Securities Money Market Fund	1	$54,000
Liabilities:
Public Warrants	1	90,942,000
Private Placement Warrants	2	$45,163,464

Schedule of Fair value liabilities measured on recurring basis unobservable input reconciliation

Level 3 roll-forward
Warrant Liabilities at February 4, 2020 (inception)	$—
Issuance of Public and Private Warrants	7,641,733
Change in fair value of warrant liabilities	12,392,000
Transfer to Level 1	(13,386,000)
Transfer to Level 2	(6,647,733)
Level 3 amounts at December 31, 2020	$—